Share-Based Payments - Fair Value of Share-Based Payments (Details)	Dec. 31, 2023 EquityInstruments kr / shares shares	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments
Board LTIP
Share-Based Payments
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	72,000
Board LTIP 2021
Share-Based Payments
Fair value of stock awards | kr / shares	kr 62.95
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	22,882	24,244	26,968
Board LTIP 2022
Share-Based Payments
Fair value of stock awards | kr / shares	kr 51.54
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	37,136	40,706	0
Board LTIP 2023
Share-Based Payments
Fair value of stock awards | kr / shares	kr 57.90
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	40,957	0	0